COMMITMENTS AND CONTINGENCIES (Details) - HEALTHCOR CATALIO ACQUISITION CORP		9 Months Ended
	Jul. 07, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Nov. 13, 2021 USD ($)	Aug. 08, 2021	Jan. 29, 2021 USD ($)	Jan. 26, 2021 item	Dec. 31, 2020 USD ($) Vote $ / shares
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | item						3
Deferred fee per unit | $ / shares		$ 0.35					$ 0.35
Deferred underwriting fee payable . | $		$ 7,245,000			$ 7,245,000		$ 7,245,000
Purchase of aggregate shares | shares		250,000
Sponsor
Loss Contingencies [Line Items]
Maximum amount agreed to provide loans | $			$ 1,000,000
Transaction Support Agreement | Hyperfine
Loss Contingencies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				74.00%
Transaction Support Agreement | Liminal
Loss Contingencies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				95.00%
Class A Ordinary Shares
Loss Contingencies [Line Items]
Common shares, votes per share | Vote		1					1
Class A Ordinary Shares | Business Combination Agreement | Hyperfine and Liminal capital | Issue of shares if closing price of shares of Class A common stock is equal to or greater than $15.00
Loss Contingencies [Line Items]
Business Combination, Number of Shares Received | shares	10,000,000
Share Price (Per share) | $ / shares	$ 10.00
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 15.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Class A Ordinary Shares | Business Combination Agreement | Hyperfine
Loss Contingencies [Line Items]
Common shares, votes per share | Vote	1
Class A Ordinary Shares | Subscription Agreements | Hyperfine | PIPE Investors
Loss Contingencies [Line Items]
Share Price (Per share) | $ / shares	$ 10.00
Purchase of aggregate shares | shares	12,610,000
Proceeds from issuance of common stock | $	$ 126,100,000
Class B Ordinary Shares
Loss Contingencies [Line Items]
Common shares, votes per share | Vote		1					1
Class B Ordinary Shares | Business Combination Agreement | Hyperfine
Loss Contingencies [Line Items]
Common shares, votes per share | Vote	20
Shareholder restriction percentage held by permitted holders	20.00%